Capital Management and Risk Policies - Summary of Mortgage Portfolio LTV Distribution (Detail) $ in Thousands	Dec. 31, 2023 ARS ($)
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 265,953
Lower than 50%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	263,357
50 to 60%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	1,599
60 to 70%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	357
70 to 80%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	95
80 to 90%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	0
90 to 100%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	71
Higher than 100%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 474